Investment Strategy	Jul. 30, 2026
VegaShares AI Inference ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Inference Global Index (the “Index”). The Index includes global publicly listed equity companies that generate significant revenue from the hardware, software and infrastructure required to execute trained artificial intelligence (“AI”) models in production environments (“AI inference companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI inference companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI inference companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI inference company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI inference ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI inference related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI inference related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI inference companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI inference companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI inference companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI inference companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI inference companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employes short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Inference Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of companies, listed on global stock exchanges, that derive their revenues from the AI inference ecosystem, encompassing companies that provide essential technologies and services required to deploy, optimize and run machine learning models efficiently in real-world applications. The Index’s initial universe consists of global publicly listed equity securities from companies involved in:

●	Specialized Chips (NPU/ASIC/TPU, FPGAs, LPUs): This includes companies that design and manufacture purpose-built semiconductors optimized for the rapid, efficient execution of AI models.
●	Edge AI Inference: This includes companies focused on deploying AI inference capabilities directly on localized edge devices – such as smartphone, industrial IoT sensors and autonomous vehicles.
●	Inference as a Service (IaaS): This cloud providers and platform developers that offer scalable, on-demand infrastructure specifically for hosting and running AI models via application programming interfaces (“APIs”).
●	Tiny ML & Low-Power Logic: This includes companies developing ultra-low-power microcontrollers, specialized logic circuits and highly compressed algorithmic frameworks.
●	High-Speed Networking: This includes companies that supply the critical networking hardware – including advanced optical transceivers, high-bandwidth switches and specialized interconnects.
●	Software & Orchestration: This includes developers of the foundational software stacks, model compilers, and orchestration platforms that provide the necessary software to compress, optimize, deploy and manage AI models efficiently.
●	Memory: This includes companies that produce advanced, high-performance memory solutions (such as High Bandwidth Memory, or HBM) that are critical for ensuring rapid data access, preventing compute bottlenecks and minimizing latency during the AI inference process.

For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 75% of their total revenue from at least one of the relevant themes described above or alternatively, at least 25% of their total revenue from thematic exposures spanning five (or more) of the relevant themes described above and that rank within the top five companies by absolute thematic revenue. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the third Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI inference companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI inference companies.
VegaShares AI Advanced Materials ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Advanced Materials Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from the extraction, refining, or transformation of metals and advanced materials that are essential to and directly demanded by the build-out of artificial intelligence (“AI”) infrastructure (“AI advanced materials companies”), including the manufacturing of advanced AI chips, powering of high-density data centers, and the enabling of high-speed connectivity.

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI advanced materials companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI advanced materials companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI advanced materials company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI advanced and materials ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI advanced materials related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI advanced materials related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI advanced materials companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI advanced materials companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI advanced materials companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI advanced materials companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI advanced materials companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the metals and mining industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employes short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Advanced Materials Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of companies, listed on global stock exchanges, that derive their revenues from extraction, refining, or transformation of materials that are essential, non-substitutable, and directly demanded by the build-out of AI infrastructure, including companies that mine, refine, and engineer the raw materials, specialty metals, and advanced substrates required to physically build and power AI hardware and data center infrastructure. The Index’s initial universe consists of globally listed equity securities from companies involved in:

●	Materials for Power Transmission & Thermal: This includes materials, such as copper and silver, essential for the physical delivery of electricity and heat dissipation within AI data centers and high-performance computing clusters.
●	Semiconductor Substrates: This includes the physical foundation materials for AI computer chips and power semiconductors, including silicon (ultra-pure) and gallium.
●	Materials for Energy Storage & Backup: This includes materials used in uninterruptable power supplies (UPS) and short-duration backup storage that protect AI data centers from grid fluctuations and outages, including lithium and lithium iron phosphate.
●	Materials for Precision Magnetics: This includes rare-earth elements used in high-strength permanent magnets that enable ultra-precision motion control in semiconductor manufacturing equipment, including Neodymium and Praseodymium (together, “NdPr”), which are alloyed to produce the strongest commercially available permanent magnets.
●	Emerging Materials: This includes advanced materials that are not yet commercially scaled for AI infrastructure but have demonstrated transformative potential in laboratory or pilot environments for critical AI applications such as ultra-fast computing, thermal management, or next-generation chip interconnects. Materials included are graphene, carbon nanotubes, synthetic graphite, and germanium.

For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the third Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI advanced materials companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI advanced materials companies.
VegaShares Junior AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA AI Junior Global Index (the “Index”). The Index includes global publicly listed small- and mid-cap companies from the BITA AI Broad All Cap Index (“small- and mid-cap AI companies”), which provides targeted exposure to companies in artificial intelligence (“AI”) hardware infrastructure, software and services, applications and capital infrastructure.

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of small- and mid-cap AI companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of small- and mid-cap AI companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging small- or mid-cap AI company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the small- and mid-cap AI ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of small- and mid-cap AI companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in small- or mid-cap AI companies and/or financial instruments (such as options or swaps) that provide indirect exposure to small- or mid-cap AI companies, which the Sub-Adviser considers to be companies with market capitalizations generally ranging from $300 million to $25 billion. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small- and medium-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employes short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA AI Junior Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed small- and mid-cap companies drawn from the BITA AI Broad All Cap Index. The BITA AI Broad All Cap Index tracks the performance of a larger subset of companies publicly listed on global exchanges that actively operate within the AI ecosystem, specifically within hardware infrastructure, software and services, applications and capital infrastructure segments of the AI ecosystem. The Index’s initial universe consists of globally listed equity securities from small- and mid-cap companies included within the BITA AI Broad All Cap Index, and which are involved in:

●	AI Hardware Infrastructure: This includes companies primarily involved in the design, development, and manufacturing of the high-performance physical components that constitute the technical backbone of artificial intelligence.
●	AI Software and Services: This includes companies representing the intelligence and operational layer of the AI ecosystem, featuring companies that create the essential software frameworks and research-driven engines required to build and deploy advanced AI at scale.
●	AI Applications: This includes companies that leverage existing AI engines and core models to build functional, end-user software products and autonomous systems.
●	AI Capital Infrastructure: This includes companies that provide the specialized physical facilities, heavy machinery, and raw materials necessary to support the long-term expansion of global AI capabilities.

For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization between USD 300 million and USD 25 billion. At rebalancing, existing companies in the Index with a market capitalization greater than USD 25 billion may remain in the Index until they reach a maximum market capitalization of USD 75 billion.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

The Index aims to have between 10 and 100 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 25% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 25%. In addition, the cumulative weight of all constituents representing more than 5% of the Index cannot exceed 50% of the total Index weight. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the third Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in small- or mid-cap AI companies and/or financial instruments (such as options or swaps) that provide indirect exposure to small- or mid-cap AI companies, which the Sub-Adviser considers to be companies with market capitalizations generally ranging from $300 million to $25 billion.
VegaShares Hard Drive ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA Hard Drive Global Index (the “Index”). The Index includes global publicly listed companies that generate significant revenue from hardware and software oriented to storage systems specifically organized for artificial intelligence (“AI”) (“AI hard drive companies”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of AI hard drive companies, the Sub-Adviser will actively manage the Fund and may select for investment companies that it independently determines fall within the category of AI hard drive companies. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging AI hard drive company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is entering into the AI hard drive ecosystem. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure to AI hard drive related activities, products and services; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities within AI hard drive related market sectors. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere in the AI hard drive companies ecosystem.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having characteristics of AI hard drive companies, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for companies with businesses that are similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI hard drive companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI hard drive companies. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents but that the Sub-Adviser would characterize as emerging AI hard drive companies, based on the Sub-Adviser’s analysis of publicly available business plans and as may be further evidenced by capital expenditures, research and development efforts and business acquisitions. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the technology hardware, storage and peripherals industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employes short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA Hard Drive Global Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) using a rules-based methodology that tracks the market performance of global publicly listed companies that derive their revenues from hardware and software oriented to storage systems specifically optimized for AI data pipelines. Companies in the Index focus on providing the massive data capacity, high-speed access, and advanced data architecture required to ingest, train, and deploy complex machine learning models, spanning sectors like all-flash arrays, high-capacity HDDs, persistent memory, and storage networking. The Index’s initial universe consists of globally listed equity securities from companies involved in:

●	All-Flash Array Systems: This includes companies engaged in the design and manufacturing of All-Flash Array storage systems, which deliver the ultra-high IOPS (input/output operations per second) and low latency critical for feeding data into large-scale AI training models.
●	High-Capacity HDD Systems: This includes entities that provide high-density Hard Disk Drive storage solutions.
●	Storage Controllers & RAID Adapters: This includes companies that develop specialized hardware and processors that manage data flow, redundancy, and error correction across storage arrays.
●	Persistent Memory Devices: This includes providers of advanced memory hardware that combines the high-speed data access of traditional RAM with the non-volatile data retention of standard storage.
●	Storage Networking Hardware: This includes companies supplying specialized switches, host bus adapters, and network interface cards optimized for advanced storage protocols.
●	Enterprise NVMe SSD Manufacturing: This includes entities focused on producing enterprise-grade Non-Volatile Memory Express (NVMe) Solid State Drives, which are required to achieve the extreme read/write speeds necessary for active AI data ingestion and real-time inference processing.
●	Storage Class Memory Devices: This includes companies that develop next-generation Storage Class Memory technologies, which assist in optimizing complex AI workloads that require massive datasets to remain immediately accessible to processing units.

For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).

●	Minimum Size: Companies must have a market capitalization of at least USD 300 million.

●	Minimum Liquidity: Securities must have an average daily traded value above USD 300,000 over the past 3 months.

●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).

●	Thematic Requirement: Companies must derive at least 50% of their revenue from the relevant themes described above. The Index Provider evaluates each company’s thematic alignment by analyzing publicly available revenue data from multiple sources. These sources include regulatory filings (such as Annual Reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks), quarterly earnings reports, investor presentations, official earnings conference call transcripts, and news.

●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 10% are excluded.

To seek a balanced representation and prevent excessive concentration, the initial weights of all Index constituents are subject to limits: no issuer’s weight can be below 0.1% or exceed 15% of the total index weight. During weight calculations, adjustments are made to ensure all constituents meet the minimum weight requirement. If a security’s weight is below 0.1%, it is increased to meet this floor. Following this adjustment, weights are capped at 15%. Any excess weight from capped constituents is redistributed proportionately among the rest of the uncapped constituents.

The Index aims to have between 7 and 20 securities, although as noted above, the Fund’s number and composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the third Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to their free-floating market capitalization. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in AI hard drive companies and/or financial instruments (such as options or swaps) that provide indirect exposure to AI hard drive companies.
VegaShares Trillions ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of equity securities based on the BITA Trillion Dollar Cap Index (the “Index”). The Index tracks a selection of global publicly listed securities with a market capitalization of at least USD 1 trillion (“Trillion Dollar Assets”).

The Fund will not replicate the Index, as the Fund’s investment sub-adviser, Vega Capital Partners, LLC (“Vega” or the “Sub-Adviser”), exercises investment discretion in constructing the Fund’s investment portfolio. For example, Vega: (i) determines whether, in its judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index; (ii) reallocates the Fund’s portfolio holdings more frequently than the Index is rebalanced, when Vega believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invests in securities not currently included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of Trillion Dollar Assets, the Sub-Adviser will actively manage the Fund. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or a potential Trillion Dollar Asset company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances (as described in the following paragraph) or invest in a company that is has recently exceeded $1 trillion in market capitalization. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

In constructing the Fund’s portfolio, the Sub-Adviser uses the Index’s components and weighting as a baseline or starting point, then utilizes both quantitative and fundamental analysis to evaluate the following factors when assessing the purchase or sale of portfolio holdings: (i) revenue exposure; (ii) earnings growth potential; (iii) free cash flow generation; (iv) competitive positioning; (v) valuation metrics; (vi) capital expenditure trends; and (vii) adoption and monetization opportunities of a company within the market sector it operates within. Portfolio weightings may be adjusted based on revenue growth trends, valuation opportunities, cycle positioning, earnings revisions, or market conditions. Portfolio positions may be reduced or eliminated when the Sub-Adviser determines a negative change in business circumstances has occurred, such as, for example, if the Sub-Adviser determines valuations become excessive, a company’s fundamental outlook deteriorates, its competitive position weakens, its revenue growth slows materially, or better risk/reward opportunities emerge elsewhere among potential Trillion Dollar Asset companies.

The Fund may invest a portion of the portfolio in the equity securities of private, non-listed companies not represented in the Index that the Sub-Adviser identifies as having a market capitalization equivalent to a company identified as a Trillion Dollar Asset, or substantially similar attributes. In selecting securities of such private companies, the Sub-Adviser may look for private companies with market capitalizations similar to companies represented in the Index, but which are late-stage private companies nearing, or preparing for, an IPO. However, the Sub-Adviser may also select similar companies that are in earlier stages of development for inclusion in the Fund’s investment portfolio.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Trillion Dollar Assets and/or financial instruments (such as options or swaps) that provide indirect exposure to Trillion Dollar Assets. The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities and depositary receipts of issuers that are not Index constituents. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

The Fund will invest in large-capitalization companies. The Fund will invest in foreign securities, including directly in securities listed on global exchanges (ordinary shares) and indirectly through ADRs. The Fund may invest in foreign securities that are located in developed and emerging markets. The Fund determines a country’s or market’s classification as a developed or emerging market based on its MSCI designation.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this Prospectus, issuers within the semiconductors and semiconductor equipment industry represented a significant portion of the Index.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund’s strategy is expected to result in a moderate to high rate of portfolio turnover.

Direct/Synthetic Investments

The Fund will invest in the equity securities either directly or indirectly (synthetically) using options and swaps (as described below). The Fund will generally invest indirectly to satisfy applicable tax requirements for regulated investment companies.

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employes short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreement. For additional details about the Fund’s use of operations, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount” – a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

The BITA Trillion Dollar Cap Index

Index Overview

The Index is constructed by BITA GbmH (the “Index Provider”) and aims to track a selection of global publicly listed companies with a market capitalization of at least USD 1 trillion. The Index ensures a diversified and investable portfolio while maintaining an equal-weighted approach.

For more information, about the types of companies that the Index tracks, see “Additional Information About the Funds” below.

The Index’s initial universe is determined by applying, among others, the following criteria:

●	Security Types: Includes ordinary shares and American Depositary Receipts (“ADRs”).
●	Minimum Size: Companies must have a market capitalization of at least USD 1 trillion. If fewer than five securities meet this criterion, the Index expands to include the next-largest companies (by market capitalization) until it reaches a minimum of five constituents.
●	Country and Exchange Requirements: To be eligible for inclusion, a company’s shares must be listed on one of the following stock exchanges (listed alphabetically by country): Australia (Australian Stock Exchange); Austria (Vienna Stock Exchange); Belgium (Euronext Brussels); Canada (Canadian Securities Exchange, Toronto Stock Exchange, and TSX Venture Exchange); China (Shanghai Stock Exchange and Shenzhen Stock Exchange); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Stock Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); South Korea (Korea Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); Taiwan (Taiwan Stock Exchange); United Kingdom (London Stock Exchange); and United States (Nasdaq and New York Stock Exchange).
●	Free Float Percentage: Securities with a free float percentage (relative to total shares outstanding) below 50% are excluded.

As noted above, the Fund’s composition of portfolio holdings, and its performance, may deviate from that of the Index.

The Index is reconstituted and rebalanced monthly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each, a “Selection Day”) occurs after market close on the third Friday of the rebalancing month.

On each Selection Day, Index constituents are equally weighted. However, the Sub-Adviser has the discretion to adjust the Fund’s portfolio between reconstitutions. If fewer than five securities meet the minimum requirement of USD 1 trillion market capitalization, securities meeting the USD 1 trillion threshold will collectively receive at least 80% of the Index weight, and the remaining weight is allocated to the largest additional securities included to meet the minimum constituent count.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in Trillion Dollar Assets and/or financial instruments (such as options or swaps) that provide indirect exposure to Trillion Dollar Assets.